Related party transactions	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related party transactions

16.	Related party transactions:

(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017	March 26, 2016
	(In thousands)
Transactions:
Purchases of inventory from supplier related to a shareholder (d)	$-	$-	$503
Management fees to related parties (b)	135	154	155
Consultant fees to a related party (e)	33	150	173
Expense reimbursement to a related party (f)	245	178	201
Interest expense on cash advance received from controlling shareholder (c)	382	165	165
Compensation paid to a related party (g)	295	67	-
Balances:
Accounts payable to a supplier related to shareholder (d)	-	-	17
Accounts payable to related parties	4	57	38
Interest payable on cash advance received from controlling shareholder(c)	21	24	25

(b)

On June 8, 2011, the Board of Directors approved the Company entering into a Management Consulting Service Agreement with Montrovest. Under the agreement, the Company paid Montrovest an annual retainer fee of €140,000 in exchange for services related to the raising of capital for international expansion projects and such other services relating to merchandising and/or marketing of the Company’s products as the Company may request. The agreement was in effect until June 8, 2012 and was extended automatically for successive terms of one year unless either party gave a 60 days’ notice of its intention not to renew. The yearly renewal of the agreement is subject to the review and approval of the Company’s Corporate Governance and Nominating Committee and the Board of Directors. In April 2015, the agreement was renewed for an additional one-year term ending June 8, 2016. In fiscal 2018, fiscal 2017 and fiscal 2016, the Company paid nil, nil, and €105,000 respectively (approximately nil, nil, and $116,000 in U.S. dollars, respectively), under this agreement to Montrovest. The Company’s Board of Directors approved entering into the agreement and its renewal with Montrovest in accordance with the Company’s Code of Conduct relating to related party transactions. Mr. Davide Barberis Canonico, one of our directors, was a member of the Supervisory Board of Directors of Montrovest until April 2018. On November 17, 2015, our Board of Directors approved the termination of the Management Consulting Services Agreement with Montrovest effective December 31, 2015 and the entering into the Management Consulting Services Agreement with Gestofi S.A. (“Gestofi”) effective January 1, 2016 on the same terms and conditions as the agreement with Montrovest, all in accordance with the Company’s Code of Conduct relating to related party transactions. In fiscal 2018, 2017 and fiscal 2016, €115,000, €140,000 and €35,000 respectively (approximately $135,000, $154,000 and $39,000 in U.S. dollars) was paid to Gestofi under this agreement.

(c)

In February 2009 and May 2009, the Company received a $2.0 million and a $3.0 million, respectively, cash advance from its controlling shareholder, Montrovest, to finance working capital needs and for general corporate purposes. These advances and any interest thereon are subordinated to the indebtedness of the Company’s existing senior credit facilities and secured term loans and were convertible into a convertible debenture or Class A voting shares in the event of a private placement or repayable upon demand by Montrovest once conditions stipulated in the Company’s senior credit facilities permit such a payment. The cash advances bore interest at an annual rate of 16%, net of any withholding taxes, representing an effective interest rate of approximately 17.8%. If converted into convertible debentures or Class A voting shares, a fee of 7% of the outstanding principal amount of the cash advance would have been paid to Montrovest. In June 2011, the Company amended its cash advance agreements with Montrovest. Under the terms of the amended agreements, the annual interest rate on the $5.0 million in cash advances outstanding was reduced from 16%, net of withholding taxes to 11%, net of withholding taxes representing an effective interest rate of approximately 12.2%. The amended agreements eliminated the convertibility of the cash advances into convertible debentures or Class A voting shares in the event of a private placement and also eliminated the payment of a 7% fee if the debt was converted into convertible debentures or Class A voting shares. The Company also amended its management subordination agreement with Montrovest and its senior lenders, eliminating the payment of any success fee to Montrovest if the Company receives net cash proceeds of $5.0 million or more related to an equity issuance. The Company paid a one-time fee of $75,000 to Montrovest associated with the amendment of the cash advance agreements. In August 2012, a partial repayment of $3.5 million was made on these cash advances. On July 28, 2017, the Company received a $2.5 million cash advance from Montrovest. The loan bears interest at an annual rate of 11%, net of withholding taxes representing an effective interest rate of approximately 12.2%, and is due and payable in two equal payments of $1.25 million in each of July 2018 and July 2019. At March 31, 2018 and March 25, 2017, advances payable to the Company’s controlling shareholder, Montrovest, amounted to $4.0 million and $1.5 million.

(d)

In August 2002, the Company entered into a Diamond Inventory Supply Agreement with Prime Investments S.A. and a series of conditional sale agreements with companies affiliated with Prime Investments S.A. pursuant to which Prime Investments S.A. or a related party is entitled to supply Birks and its subsidiaries or affiliates with at least 45%, on an annualized cost basis, of such company’s aggregate loose diamond requirements, conditional upon the prices remaining competitive relative to market and needs in terms of quality, cut standards and specifications being satisfied. During fiscal 2018, the Company purchased approximately nil (nil in fiscal 2017, and $0.5 million in fiscal 2016, of diamonds from Prime Investments S.A. and related parties. As of March 26, 2016, Asiya Trust, as trustee of Beech Settlement Trust, which is the ultimate beneficial owner of Prime Investments S.A., owned 15.0% of the Company’s outstanding Class A voting shares. During fiscal 2017, Asiya Trust disposed of their shares to third parties.

(e)

On June 30, 2009, the Company’s Board of Directors approved the Company entering into a consulting services agreement with Gestofi S.A. (“Gestofi”) in accordance with the Company’s Code of Conduct relating to related party transactions. Under the agreement, Gestofi undertook to assign Mr. Niccolò Rossi di Montelera as the employee of Gestofi responsible for providing the consulting services. The consulting services relate to providing advice and assistance in (i) new product development and product brand collection assortment, (ii), strategic and business development projects and financial matters, (iii) the implementation of the Company’s strategy and planning, and (iv) such other services reasonably requested by the Company’s Chief Executive Officer or Chairman (collectively, the “Consulting Services”). The initial one-year term of the agreement began on August 1, 2009, and the agreement may be renewed for additional one-year terms. The agreement has been renewed yearly. The Consulting Services, prior to June 2014, were provided to the Company for a fee of approximately CAD$13,700 ($10,324 in U.S. dollars) per month less any applicable taxes plus out of pocket expenses. In June 2014, upon the renewal of the agreement for an additional one-year term, the monthly fee changed to 13,000 Swiss francs ($13,310 in U.S. dollars) per month. In February 2015, the Company’s Board of Directors approved the payment of an annual fee of $12,500 to Gestofi for services it provided in connection with the issuance of the Montrovest LC for the benefit of the Company. Mr. Niccolò Rossi di Montelera is a member of the Board of Directors and the son of Dr. Lorenzo Rossi di Montelera, Birks Group’s former Chairman and a director and chairman of the board of Gestofi. On August 1, 2015 an amended and restated consulting agreement was entered into on substantially the same terms and conditions until July 31, 2016. In June 2016, the agreement was renewed for an additional one-year term. The amended and restated consulting agreement as it relates to the consulting services provided by Mr. Niccolò Rossi di Montelera was terminated effective December 31, 2016 as a result of his appointment as Executive Chairman of the Board.

Additionally, in November 2016, the Company also entered into a consulting services agreement with Gestofi for the services of Dr. Lorenzo Rossi di Montelera, Birks Group’s former Chairman and a director and chairman of the board of Gestofi. The agreement expired in September 2017. In fiscal 2018 and 2017, the Company paid $33,333 and $16,666 in relation to this agreement.

(f)

In accordance with the Company’s Code of Conduct related to related party transactions, in April 2011, the Corporate Governance and Nominating Committee and Board of Directors approved the reimbursement of expenses to Regaluxe S.R.L., such as rent, communication, administrative support and analytical service costs, incurred in supporting the office of Dr. Lorenzo Rossi di Montelera, the Company’s Chairman of the Board of Directors, and of Mr. Niccolò Rossi di Montelera, the Chairman of the Company’s Executive Committee, for work performed on behalf of the Company, up to a yearly maximum of $250,000. The yearly maximum was increased to $260,000 in fiscal 2014. During fiscal 2018, 2017, and 2016, the Company paid $245,000, $178,000 and $201,000, respectively, to Regaluxe under this agreement. This agreement was renewed in March 2018 for an additional one year term, and the yearly maximum was decreased to $130,000.

(g)

Effective January 1, 2017, the Company agreed to total annual compensation of €250,000 with Mr. Niccolò Rossi di Montelera in connection with his appointment as Executive Chairman of the Board and Chairman of the Executive Committee. In fiscal 2018 and 2017, the Company paid $295,000 and $67,000, respectively in connection with this agreement.

(h)

On March 28, 2018, the Company’s Board of Directors approved the Company’s entry into a consulting services agreement with Carlo Coda Nunziante effective April 1, 2018. Under the agreement, Carlo Coda Nunziante, the Company’s former Vice President, Strategy, is providing advice and assistance on the Company’s strategic planning and business strategies for a total annual fee of €126,801($148,853 in U.S dollars). In fiscal 2018, nil was paid in connection with this agreement.